Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,072,759.4	$ 31,962.3	₨ 1,862,550.9
Fair Value
Total	2,111,385.6	32,558.0	1,878,684.4
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	620,229.0
Over one year through five years	416,960.1
Over five years through ten years	669,331.6
Over ten years	342,590.4
Amortized Cost	2,049,111.1		1,841,714.5
Fair Value
Within one year	620,957.6	9,575.3
Over one year through five years	425,919.8	6,567.8
Over five years through ten years	687,794.1	10,605.9
Over ten years	352,653.1	5,438.0
Total	₨ 2,087,324.6	$ 32,187.0	₨ 1,857,625.1